Unaudited Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2020	Jun. 30, 2020
ASSETS
Cash		$ 13,333,034	$ 5,311,693
Short-term investments		3,335,640	2,266,069
Trade receivables		470,894	183,566
Inventories		1,475,924	1,403,582
Prepayments		26,874
Loans due from third parties		2,785,636	2,222,191
Due from a related party		3,411	1,127
Other current assets		106,244	108,224
Total current assets		21,537,657	11,496,452
Investment in equity investees		1,289,077	187,755
Goodwill		8,610,173	8,073,011
Property and equipment, net		1,327,658	1,315,326
Deposits for plant, property and equipment		1,013,825	849,245
Intangible assets		66,522	66,442
Right of use assets		363,318	553,904
Other noncurrent assets		67,089	92,992
Total Assets		34,275,319	22,635,127
LIABILITIES AND EQUITY
Trade payable		80,740	64,300
Unearned income		101,240	127,279
Other current liabilities		167,379	68,579
Income tax payable		268,215
Lease liabilities, current		308,276	315,259
Warrants liabilities		304,734	1,150,416
Total current liabilities		1,230,584	1,725,833
Lease liabilities, noncurrent		124,673	310,098
Total Liabilities		1,355,257	2,035,931
Shareholders' Equity
Ordinary shares, $0.0001 par value share, unlimited shares authorized 7,949,199 and 4,518,864 shares issued and outstanding at December 31, 2020 and June 30, 2020, respectively	[1]	795	452
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital		36,844,707	25,572,545
Statutory reserve		5,848
Accumulated deficit		(10,967,630)	(10,280,741)
Accumulated other comprehensive income (loss)		998,913	(352,649)
Total Urban Tea, Inc.'s Shareholders' Equity		26,882,633	14,939,607
Non-controlling interests		6,037,429	5,659,589
Total Liabilities and Equity		$ 34,275,319	$ 22,635,127

[1]	Retrospectively restated for effect of reverse stock split.